Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies [Abstract]
Statement of compliance [text block]
Statement of compliance
The Consolidated financial statements of Equinor ASA and its subsidiaries (Equinor) have been prepared in accordance with
International Financial Reporting Standards (IFRSs) as adopted by the European Union (EU)

and with IFRSs as issued by the
International Accounting Standards Board (IASB), effective at 31 December 2021.

Basis of preparation [text block]
Basis of preparation
The financial statements are prepared on the historical cost basis with some exceptions, as detailed in the accounting policies set out
below. The policies described in this note are, unless otherwise noted, in effect at the balance sheet date. These policies have been applied consistently to all periods presented in these Consolidated financial statements,

except as otherwise noted in disclosure
related to the impact of policy changes following the adoption of new accounting standards and voluntary changes in 2021. Certain
amounts in the comparable years have been restated or reclassified to conform to current year presentation. The subtotals and totals
in some of the tables in the notes may not equal the sum of the amounts shown in the primary financial statements due to rounding.
Operating related expenses in the Consolidated statement of income are presented as a combination of function and nature in
conformity with industry practice. Purchases [net of inventory variation] and Depreciation, amortisation and net impairment losses are
presented in separate lines based on their nature, while Operating expenses and Selling, general and administrative expenses as well
as Exploration expenses are presented on a functional basis. Significant expenses such as salaries, pensions,

etc. are presented by
their nature in the notes to the Consolidated financial statements.

Changes in significant accounting policies in the current period [text block]
Changes in significant accounting policies in the current period
Interest rate benchmark reform - amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and

IFRS 16
Following the decision taken by global regulators to replace Interbank Offered Rates (IBORs) with alternative nearly risk-free rates
(RFRs), IASB released two publications addressing issues affecting financial reporting in the period before the replacement of an
existing interest rate benchmark with an RFR (phase one), and issues that affect financial reporting when an existing interest rate
benchmark is replaced with an RFR (phase two), typically modifications to contracts as a result of the reform. The amendments
provide specific guidance on how to treat financial assets and financial liabilities where the basis for determining the contractual cash
flows changes as a result of the interest rate benchmark reform. As a practical expedient, the amendments require an entity to change
the basis for determining the contractual cash flows prospectively by revising the effective interest rate. Had the expedient not existed,
the financial instrument should be derecognised by such a contractual change, or, if the modification was insubstantial, the carrying value of the financial instrument recalculated and the adjustment recognised as a profit/loss.
The phase one amendments were effective from 1 January 2020 and the phase two amendments were effective for annual periods
beginning on or after 1 January 2021. Equinor has applied the amendments at the effective dates.
For Equinor, the transition is relevant for issued bonds with floating interest rates, terms of conditions for bank accounts, project financing, legal contracts and joint venture cash calls as well as for derivatives. In collaboration with our counterparties, Equinor is in
the process of replacing contracts which include references to IBORs with new contracts with references to RFRs. Currently, the IBOR
reform mainly implies an administrative burden and no material financial impact from the reform is expected. Equinor’s risk
management strategy has not changed to a significant degree following the IBOR reform.

Other standards, amendments to standards and interpretations of standards, issued but not yet effective
Other standards, amendments to standards and interpretations of standards, effective as of 1

January 2021
Other standard amendments or interpretations of standards effective as of 1 January 2021 and adopted by Equinor, were not material to Equinor’s Consolidated financial statements upon adoption.
Voluntary change in significant accounting policy related to discount rate for Asset Retirement Obligation (ARO) calculation
With effect from 1 October 2021, Equinor changed its discount rate used in calculation of the ARO so that it no longer includes an
element covering Equinor’s own credit risk. This voluntary accounting policy change is made because the credit element’s exclusion
from the discount rate in estimating the ARO liability is deemed to better represent the risks specific to the ARO liability. The change
affects the amounts of ARO liabilities and the ARO elements of property, plant and equipment materially, and prior periods’ balance sheet amounts in this respect have been restated, see further details in Note 21. The policy change will impact future depreciation
expenses as well as potential asset impairments or impairment reversals. The impact on relevant lines in the income statement and
on equity upon implementation of the voluntary policy change are immaterial. Prior period income statements and statements of
changes in equity have not been restated.
Other standards, amendments to standards and interpretations of standards, issued but not yet effective
Amendment to IAS 1 and Materiality practice statement 2: Replacing ‘Significant accounting policies’ with ‘Material
accounting policies’
IASB has issued an amendment to IAS 1 Presentation of financial statements and the IFRS

Practice Statement 2 ‘Making Materiality
Judgement’. These amendments are intended to help entities provide more useful accounting policy disclosures by replacing the term
‘Significant’ with the term ‘Material’ and by providing additional guidance as to what is considered a ‘material accounting policy’. When
implementing the amendment, even though some additions to the disclosures may be introduced to present an even more Equinor-
specific accounting policy note, the note is expected to be somewhat reduced in scope, disclosing only those accounting policies that
are deemed needed to understand other material information in the financial statements of Equinor.
The amendments become effective for annual periods beginning on or after 1 January 2023, but earlier application is permitted.
Equinor expects to apply the amendments from the effective date.
Other standards, amendments to standards, and interpretations of standards, issued but not yet effective, are either not expected to
materially impact Equinor’s Consolidated financial statements, or are not expected to be relevant to Equinor's Consolidated financial
statements upon adoption.

Key sources of estimation uncertainty [text block]
Key sources of estimation uncertainty
The preparation of the Consolidated financial statements requires that management makes estimates and assumptions that affect
reported amounts of assets, liabilities, income and expenses. The estimates are prepared based on tailormade models,

while the
assumptions on which the estimates are based rely on historical experience, external sources of information and various other factors
that management assesses to be reasonable under the current conditions and circumstances. These estimates and assumptions form
the basis of making the judgements about carrying values of assets and liabilities when these are not readily apparent from other
sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an on-going
basis considering the current and expected future set of conditions.
Equinor is exposed to a number of underlying economic factors which affect the overall results, such as liquids prices, natural gas
prices, refining margins, foreign currency exchange rates, market risk premiums and interest rates as well as financial instruments
with fair values derived from changes in these factors. In addition, Equinor's results are influenced by the level of production, which in
the short term may be influenced by, for instance, maintenance programmes. In the long-term, the results are impacted by the success of exploration, field development and operating activities.
The most important matters in understanding the key sources of estimation uncertainty that are involved in preparing these
Consolidated financial statements are disclosed in the following under each paragraph, where relevant
Estimation uncertainty from initiatives to limit climate changes and the energy transition
The effects of the initiatives to limit climate changes and the potential impact of the energy transition are relevant to some of the
economic assumptions in our estimations of future cash flow. The results the development of such initiatives may have in the future, and the degree Equinor’s operations will be affected by them, are sources of uncertainty. Estimating global energy demand and commodity prices towards 2050 is a challenging task, assessing the future development in supply and demand, technology change,
taxation, tax on emissions, production limits and other important factors. The assumptions may change which could materialise in
different outcomes from the current projected scenarios. This could result in significant changes to accounting estimates, such as
economic useful life (affects depreciation period and timing of asset retirement obligations) and value-in-use calculations (affects impairment assessments). See note 3 Consequences of initiatives to limit climate changes for more details.

Statement of cashflows policy (text block)
Statement of cash flows
In the statement of cash flows, operating activities are presented using the indirect method, where Income/(loss)

before tax is adjusted
for changes in inventories and operating receivables and payables, the effects of non-cash items such as depreciations,

amortisations
and impairments, provisions, unrealised gains and losses and undistributed profits from associates and items of income or expense
for which the cash effects are investing or financing cash flows. Increase/decrease in financial investments,

Increase/decrease in
derivative financial instruments and Increase/decrease in other interest-bearing items are all presented net as part of Investing
activities, either because the transactions are financial investments and turnover is quick, the amounts are large, and the maturities
are short, or due to materiality.

Basis of consolidation [text block]
Basis of consolidation
The Consolidated financial statements include the accounts of Equinor ASA and its subsidiaries and include Equinor’s interest in
jointly controlled and equity accounted investments.

Subsidiaries [text block]
Subsidiaries
Entities are determined to be controlled by Equinor, and consolidated in Equinor's financial statements, when Equinor has power over the entity, ability to use that power to affect the entity's returns, and exposure to, or rights to, variable returns from its involvement with the entity.
All intercompany balances and transactions, including unrealised profits and losses arising from Equinor's internal transactions, have
been eliminated.
Non-controlling interests are presented separately within equity in the Consolidated balance sheet.
When partially divesting subsidiaries which do not constitute a business, and the investment is reclassified to an associate or a jointly
controlled investment, Equinor only recognises the gain or loss on the divested part.
Accounting judgement regarding partial divestments
The policy regarding partial divestments of subsidiaries requires judgement to be applied on a case-by-case basis and has had a
substantial impact on the accounting for the divestment of Equinor’s non-operated interests in the Empire Wind and Beacon Wind
assets, which took effect in 2021 and are further described in Note 5 Acquisitions and Disposals.

Equinor reflected on the
requirements and scope of IFRS 10 Consolidated Financial Statements and IAS 28 Investments in

Associates and Joint Ventures, as
well as the substance of the transactions. In evaluating the standards’ requirements, Equinor acknowledged pending considerations
related to several relevant and similar issues which have been postponed by the IASB in anticipation of concurrent consideration at a
later date and considered the facts and substance of the transactions in question as well as Equinor’s subsequent involvement.

Since
assets were transferred into separate legal entities only at the time when 50% of the entities’

shares were sold to a third party, thereby
resulting in Equinor’s loss of control of those asset-owning subsidiaries, and simultaneously established investments in joint ventures,
Equinor concluded to only recognise the gain on the divested part.

Joint operations and similar arrangements, joint ventures and associates [text block]
Joint operations and similar arrangements, joint ventures and associates
A joint arrangement is present where Equinor holds a long-term interest which is jointly controlled by Equinor and one or more other
partners under a contractual arrangement in which decisions about the relevant activities require the unanimous consent of the parties
sharing control. Such joint arrangements are classified as either joint operations or joint ventures.
The parties to a joint operation have rights to the assets and obligations for the liabilities, relating to their respective share of the joint
arrangement. In determining whether the terms of contractual arrangements and other facts and circumstances lead to a classification
as joint operations, Equinor considers the nature of products and markets of the arrangements and whether the substance of their
agreements is that the parties involved have rights to substantially all the arrangement's assets. Equinor accounts for its share of
assets, liabilities, revenues and expenses in joint operations in accordance with the principles applicable to those particular assets,
liabilities, revenues and expenses.
Acquisition of ownership shares in joint ventures and other equity accounted investments in which the activity constitutes a business,
are accounted for in accordance with the requirements applicable to business combinations.
Those of Equinor's exploration and production licence activities that are within the scope of IFRS 11 Joint Arrangements have been
classified as joint operations. A considerable number of Equinor's unincorporated joint exploration and production activities are
conducted through arrangements that are not jointly controlled, either because unanimous consent is not required among all parties
involved, or no single group of parties has joint control over the activity. Licence activities where control can be achieved through agreement between more than one combination of involved parties are considered to be outside the scope of IFRS 11, and these
activities are accounted for on a pro-rata basis using Equinor's ownership share. Currently there are no significant differences in
Equinor's accounting for unincorporated licence arrangements whether in scope of IFRS 11 or not.
Joint ventures, in which Equinor has rights to the net assets, are accounted for using the equity method. These currently include the
majority of Equinor’s investments in the Renewables (REN) operating and reporting segment.
Equinor’s participation in joint arrangements that are joint ventures and investments in companies in which Equinor has neither control
nor joint control but has the ability to exercise significant influence over operating and financial policies, are classified as equity
accounted investments. Under the equity method, the investment is carried on the Consolidated balance sheet at cost plus post-
acquisition changes in Equinor’s share of net assets of the entity, less distributions received and less any impairment in value of the investment. The part of an equity accounted investment’s dividend distribution exceeding the entity’s carrying amount in the
Consolidated balance sheet is reflected as income from equity accounted investments in the Consolidated statement of income.
Equinor will subsequently only reflect the share of net profit in the investment that exceeds the dividend already reflected as income.
Goodwill may arise as the surplus of the cost of investment over Equinor’s share of the net fair value of the identifiable assets and
liabilities of the joint venture or associate. Such goodwill is recorded within the corresponding investment. The Consolidated

statement
of income reflects Equinor’s share of the results after tax of an equity accounted entity, adjusted to account for depreciation,
amortisation and any impairment of the equity accounted entity’s assets based on their fair values at the date of acquisition. Net
income/loss from equity accounted investments is presented as part of Total revenues and other income, as investments in and participation with significant influence in other companies engaged in energy-related business activities is considered to be part of
Equinor’s main operating activities. Where material differences in accounting policies arise,

adjustments to the financial statements of
equity accounted entities are made in order to bring the accounting policies applied in line with Equinor’s. Material unrealised gains on
transactions between Equinor and its equity accounted entities are eliminated to the extent of Equinor’s interest in each equity
accounted entity. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Equinor assesses investments in equity accounted entities for impairment whenever events or changes in circumstances
indicate that the carrying value may not be recoverable.
Equinor as operator of joint operations and similar arrangements
Indirect operating expenses such as personnel expenses are accumulated in cost pools. These costs are allocated on an hours’
incurred basis to business areas and Equinor operated joint operations under IFRS 11 and to similar arrangements (licences) outside the scope of IFRS 11. Costs allocated to the other partners' share of operated joint operations and similar arrangements reduce the costs in the Consolidated statement of income. Only Equinor's share of the statement of income and balance sheet items related to
Equinor-operated joint operations and similar arrangements are reflected in the Consolidated statement of income and the
Consolidated balance sheet. The accounting for lease contracts in joint operations or similar arrangements depends on whether or not
Equinor or all partners equally have the primary responsibility for the lease payments and is described in further detail in the
paragraph Leases below.

Reportable segments [text block]
Reporting segments
Equinor identifies its operating segments (business areas) on the basis of those components of Equinor that are regularly reviewed by
the chief operating decision maker, Equinor's corporate executive committee (CEC). Equinor combines business areas when these satisfy relevant aggregation criteria.
Equinor's accounting policies as described in this note also apply to the specific financial information included in reporting segments-
related disclosure in these Consolidated financial statements, with an exception for leases. Note

4 Segments includes further
information about lease accounting in the reporting segments.

Foreign currency translation [text block]
Foreign currency translation
In preparing the financial statements of the individual entities, transactions in foreign currencies (those other than functional currency)
are translated at the foreign exchange rate at the dates of the transactions. Monetary assets and liabilities denominated in foreign
currencies are translated to the functional currency at the foreign exchange rate at the balance sheet date. Foreign exchange
differences arising on translation are recognised in the Consolidated statement of income as foreign exchange gains or losses within
Net financial items. Foreign exchange differences arising from the translation of estimate-based provisions,

however, generally are
accounted for as part of the change in the underlying estimate and as such may be included within the relevant operating expense or
income tax sections of the Consolidated statement of income depending on the nature of the provision. Non-monetary assets that are
measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transactions. Loans from
Equinor ASA to subsidiaries with other functional currencies than the parent company, and for which settlement is neither planned nor likely in the foreseeable future, are considered part of the parent company’s net investment in the subsidiary. Foreign exchange differences arising on such loans are recognised in Other comprehensive income (OCI) in the Consolidated financial statements.

Presentation currency [text block]
Presentation currency
For the purpose of preparing the Consolidated financial statements, the statement of income, the balance sheet and the cash flows of
each entity are translated from the functional currency into the presentation currency, USD. The assets and liabilities of entities whose functional currencies are other than USD, are translated into USD at the foreign exchange rate at the balance sheet date. The
revenues and expenses of such entities are translated using the foreign exchange rates on the dates of the transactions. Foreign
exchange differences arising on translation from functional currency to presentation currency are recognised separately in

OCI. The
cumulative amount of such translation differences relating to an entity and previously recognised in OCI, is reclassified to the
Consolidated statement of income and reflected as a part of the gain or loss on disposal of that entity.

Business combinations [text block]
Business combinations
Business combinations, except for transactions between entities under common control, are accounted for using the acquisition
method of accounting. The acquired identifiable tangible and intangible assets, liabilities and contingent liabilities are measured at
their fair values at the date of the acquisition. Acquisition costs incurred are expensed under Selling,

general and administrative
expenses.
Accounting judgement regarding acquisitions
Determining whether an acquisition meets the definition of a business combination requires judgement to be applied on a case-by-
case basis. Acquisitions are assessed under the relevant IFRS criteria to establish whether the transaction represents a business
combination or an asset purchase, and the conclusion may materially affect the financial statements both in the transaction period and
in terms of future periods’ operating income. Similar assessments are performed upon the acquisition of interests in a joint operation
to determine whether the activity in the joint operation constitutes a business, and whether the principles of business acquisition
accounting therefore should be applied. The concentration test in IFRS 3 provide some clarification to the definition of a business, but
do not diminish the fact that critical judgements apply when deciding on whether a transaction is a business combination. Depending
on the specific facts, acquisitions of exploration and evaluation licences for which a development decision has not yet been made,
have largely been concluded to represent asset purchases.

Revenue recognition [text block]
Revenue recognition
Equinor presents Revenue from contracts with customers and Other revenue as a single caption,

Revenues, in the Consolidated
statement of income.
Revenue from contracts with customers
Revenue from contracts with customers is recognised upon satisfaction of the performance obligations for the transfer of goods and
services in each such contract. The revenue amounts that are recognised reflect the consideration to which

Equinor expects to be
entitled in exchange for those goods and services. Revenue from the sale of crude oil,

natural gas, petroleum products and other
merchandise is recognised when a customer obtains control of those products, which normally is when title passes at point of delivery,
based on the contractual terms of the agreements. Each such sale normally represents a single performance obligation. In the case of
natural gas, sales are completed over time in line with the delivery of the actual physical quantities.
Sales and purchases of physical commodities are presented on a gross basis as Revenues from contracts with customers and
Purchases [net of inventory variation] respectively in the Consolidated statement of income. When the contracts are deemed financial
instruments or part of Equinor’s trading activities, they are settled and presented on a net basis. Sales of Equinor’s own produced oil
and gas volumes are always reflected gross as Revenue from contracts with customers.
Revenues from the production of oil and gas in which Equinor shares an interest with other companies are recognised on the basis of
volumes lifted and sold to customers during the period (the sales method). Where Equinor has lifted and sold more than the
ownership interest, an accrual is recognised for the cost of the overlift. Where Equinor has lifted and sold less than the ownership
interest, costs are deferred for the underlift.
Revenue is presented net of customs, excise taxes and royalties paid in-kind on petroleum products.
Other revenue
Items representing a form of revenue, or which are closely connected with revenue from contracts with customers, are presented as
Other revenue if they do not qualify as revenue from contracts with customers. These other revenue items include taxes paid in-kind
under certain production sharing agreements (PSAs) and the net impact of commodity trading and commodity-based derivative
instruments connected with sales contracts or revenue-related risk management.

Transactions with the Norwegian State [text block]
Transactions with the Norwegian State
Equinor markets and sells the Norwegian State's share of oil and gas production from the

Norwegian continental shelf (NCS). The
Norwegian State's participation in petroleum activities is organised through the SDFI. All purchases and sales of the SDFI's oil
production are classified as purchases [net of inventory variation] and revenues from contracts with customers,

respectively.
Equinor sells, in its own name, but for the Norwegian State's account and risk, the State's production of natural gas. These gas sales
and related expenditures refunded by the Norwegian State are presented net in the Consolidated financial statements. Natural gas
sales made in the name of Equinor subsidiaries are also presented net of the SDFI’s share in the

Consolidated statement of income,
but this activity is reflected gross in the Consolidated balance sheet.
Accounting judgement related to transactions with the Norwegian State
Whether to account for the transactions gross or net involves the use of significant accounting judgement. In making the judgement,
Equinor has considered whether it controls the State originated crude oil volumes prior to onwards sales to third party customers.
Equinor directs the use of the volumes, and although certain benefits from the sales subsequently flow to the State, Equinor
purchases the crude oil volumes from the State and obtains substantially all the remaining benefits.

On that basis, Equinor has
concluded that it acts as principal in these sales.
Regarding gas sales, Equinor concluded that ownership of the gas had not been transferred from the SDFI to Equinor. Although
Equinor has been granted the ability to direct the use of the volumes, all the benefits from the sales of these volumes flow to the State.
On that basis, Equinor is not considered the principal in the sale of the SDFI’s natural gas volumes

Employee benefits [text block]
Employee benefits
Wages, salaries, bonuses, social security contributions, paid annual leave and sick leave are accrued in the period in which the
associated services are rendered by employees of Equinor.

Research and development [text block]
Research and development
Equinor undertakes research and development both on a funded basis for licence holders and on an unfunded basis for projects at its
own risk. Equinor's own share of the licence holders' funding and the total costs of the unfunded projects are considered for
capitalisation under the applicable IFRS requirements. Subsequent to initial recognition,

any capitalised development costs are
reported at cost less accumulated amortisation and accumulated impairment losses.

Income tax [text block]
Income tax
Income tax in the Consolidated statement of income comprises current and deferred tax expense.

Income tax is recognised in the
Consolidated statement of income except when it relates to items recognised in OCI.
Current tax consists of the expected tax payable on the taxable income for the year and any adjustment to tax payable for previous
years. Uncertain tax positions and potential tax exposures are analysed individually, and as tax disputes are mostly binary in nature, the most likely amount for probable liabilities to be paid (unpaid potential tax exposure amounts,

including penalties) and for assets to
be received (disputed tax positions for which payment has already been made) in each case is recognised within Current tax or
Deferred tax as appropriate. Interest income and interest expenses relating to tax issues are estimated and recognised in the period in
which they are earned or incurred and are presented within Net financial items in the Consolidated statement of income. Uplift benefit
on the NCS is recognised when the deduction is included in the current year tax return and impacts taxes payable.
Deferred tax assets and liabilities are recognised for the future tax consequences attributable to differences between the carrying
amounts of existing assets and liabilities and their respective tax bases, and on unused tax losses and credits carried forward, subject
to the initial recognition exemption. The amount of deferred tax is based on the expected manner of realisation or settlement of the
carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date. A deferred tax
asset is recognised only to the extent that it is probable that future taxable income will be available against which the asset can be
utilised. In order for a deferred tax asset to be recognised based on future taxable income,

convincing evidence is required, taking into
account the existence of contracts, production of oil or gas in the near future based on volumes of proved reserves, observable prices
in active markets, expected volatility of trading profits, expected foreign currency rate movements and similar facts and circumstances.
When an asset retirement obligation or a lease contract is initially reflected in the accounts, a deferred tax liability and a corresponding
deferred tax asset are recognised simultaneously and accounted for in line with other deferred tax items. The applied policy is in line
with an amendment to IAS 12, reducing the scope of the initial recognition exemption, which is effective from 1 January 2023.
Estimation uncertainty regarding income tax
Every year Equinor incurs significant amounts of income taxes payable to various jurisdictions around the world and may recognise
significant changes to deferred tax assets and deferred tax liabilities. There may be uncertainties related to interpretations of
applicable tax laws and regulations regarding amounts in Equinor’s tax returns,

which are filed in a considerable number of tax
regimes. For cases of uncertain tax treatments, it may take several years to complete the discussions with relevant tax authorities or
to reach resolutions of the appropriate tax positions through litigation.
The carrying values of income tax related assets and liabilities are based on Equinor's interpretations of applicable laws, regulations
and relevant court decisions. The quality of these estimates, including the most likely outcomes of uncertain tax treatments, is highly
dependent upon proper application of at times very complex sets of rules, the recognition of changes in applicable rules and, in the
case of deferred tax assets, management's ability to project future earnings from activities that may apply loss carry forward positions
against future income taxes.
The Covid-19 pandemic has increased the uncertainty in determining key business assumptions used to assess the recoverability of
deferred tax assets through sufficient future taxable income before tax losses expire. Climate-related matters and the transition to
carbon-neutral energy-consumption globally could also influence Equinor’s future taxable profits, and ability to utilise tax losses
carried forward and the recognition of deferred tax assets in certain tax jurisdictions

Oil and gas exploration, evaluation and development expenditures [text block]
Oil and gas exploration, evaluation and development expenditures
Equinor uses the successful efforts method of accounting for oil and gas exploration costs. Expenditures to acquire mineral interests
in oil and gas properties and to drill and equip exploratory wells are capitalised as exploration and evaluation expenditures within
intangible assets until the well is complete and the results have been evaluated, or there is any other indicator of a potential
impairment. Exploration wells that discover potentially economic quantities of oil and natural gas remain capitalised as intangible
assets during the evaluation phase of the discovery. This evaluation is normally finalised within one year after well completion. If, following the evaluation, the exploratory well has not found potentially commercial quantities of hydrocarbons, the previously
capitalised costs are evaluated for derecognition or tested for impairment. Geological and geophysical costs and other exploration and
evaluation expenditures are expensed as incurred.
Capitalised exploration and evaluation expenditures, including expenditures to acquire mineral interests in oil and gas properties
related to offshore wells that find proved reserves, are transferred from Exploration expenditures and Acquisition costs -

oil and gas
prospects (Intangible assets) to Property, plant and equipment at the time of sanctioning of the development project. The timing from evaluation of a discovery until a project is sanctioned could take several years depending on the location and maturity, including
existing infrastructure, of the area of discovery, whether a host government agreement is in place, the complexity of the project and the financial robustness of the project. For onshore wells where no sanction is required, the transfer from Exploration expenditures
and Acquisition cost – oil and gas prospects (Intangible assets) to Property, plant and equipment occurs at the time when a well is ready for production.
For exploration and evaluation asset acquisitions (farm-in arrangements) in which Equinor has made arrangements to fund a portion
of the selling partner's exploration and/or future development expenditures (carried interests), these expenditures are reflected in the
Consolidated financial statements as and when the exploration and development work progresses. Equinor reflects exploration and
evaluation asset dispositions (farm-out arrangements) on a historical cost basis with no gain or loss recognition.
A gain related to a post-tax-based disposition of assets on the NCS includes the release of tax liabilities previously computed and
recognised related to the assets in question. The resulting after-tax gain is recognised in full in Other income in the Consolidated
statement of income.
Consideration from the sale of an undeveloped part of an onshore asset reduces the carrying amount of the asset. The part of the
consideration that exceeds the carrying amount of the asset, if any, is reflected in the Consolidated statement of income under Other income.
Even exchanges (swaps) of exploration and evaluation assets with only immaterial cash considerations are accounted for at the
carrying amounts of the assets given up with no gain or loss recognition.
Accounting judgement and estimation uncertainty regarding exploration activities
Equinor capitalises the costs of drilling exploratory wells pending determination of whether the wells have found proved oil and gas
reserves. Equinor also capitalises leasehold acquisition costs and signature bonuses paid to obtain access to undeveloped oil and
gas acreage. Judgements as to whether these expenditures should remain capitalised, be de-recognised or written down in the period
may materially affect the carrying values of these assets and consequently, the operating income for the period.

Property, plant and equipment [text block]
Property, plant and equipment
Property, plant and equipment is reflected at cost, less accumulated depreciation and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the
initial estimate of an asset retirement obligation, if any, exploration costs transferred from intangible assets and, for qualifying assets, borrowing costs. Proceeds from production ahead of a project’s final approval are regarded as ‘early production’

and is recognised as
revenue rather than as a reduction of acquisition cost. Contingent consideration included in the acquisition of an asset or group of
similar assets is initially measured at its fair value, with later changes in fair value other than due to the passage of time reflected in
the book value of the asset or group of assets, unless the asset is impaired. Property, plant and equipment include costs relating to expenditures incurred under the terms of PSAs in certain countries, and which qualify for recognition as assets of Equinor. State-
owned entities in the respective countries, however, normally hold the legal title to such PSA-based property, plant and equipment.
Exchanges of assets are measured at fair value, primarily of the asset given up, unless the fair value of neither the asset received, nor
the asset given up is measurable with sufficient reliability.
Expenditure on major maintenance refits or repairs comprises the cost of replacement assets or parts of assets, inspection costs and
overhaul costs. Where an asset or part of an asset is replaced and it is probable that future economic benefits associated with the
item will flow to Equinor, the expenditure is capitalised. Inspection and overhaul costs, associated with regularly scheduled major maintenance programmes planned and carried out at recurring intervals exceeding one year, are capitalised and amortised over the period to the next scheduled inspection and overhaul. All other maintenance costs are expensed as incurred.
Capitalised exploration and evaluation expenditures, development expenditure on the construction, installation or completion of
infrastructure facilities such as platforms, pipelines and the drilling of production wells, and field-dedicated transport systems for oil
and gas are capitalised as Producing oil and gas properties within Property, plant and equipment. Such capitalised costs, when designed for significantly larger volumes than the reserves from already developed and producing wells, are depreciated using the
unit of production method based on proved reserves expected to be recovered from the area during the concession or contract period.
Depreciation of production wells uses the unit of production method based on proved developed reserves, and capitalised acquisition
costs of proved properties are depreciated using the unit of production method based on total proved reserves. In the rare
circumstances where the use of proved reserves fails to provide an appropriate basis reflecting the pattern in which the asset’s future
economic benefits are expected to be consumed, a more appropriate reserve estimate is used. Depreciation of other assets and
transport systems used by several fields is calculated on the basis of their estimated useful lives,

normally using the straight-line
method. Each part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately. For exploration and production assets, Equinor has established separate depreciation categories which as a minimum distinguish between platforms, pipelines and wells.
The estimated useful lives of property, plant and equipment are reviewed on an annual basis, and changes in useful lives are accounted for prospectively. An item of property, plant and equipment is de-recognised upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated
as the difference between the net disposal proceeds and the carrying amount of the item) is included in Other income or Operating
expenses, respectively, in the period the item is derecognised.
Monetary or non-monetary grants from governments, when related to property, plant and equipment and considered reasonably certain, are recognised in the Consolidated balance sheet as a deduction to the carrying value of the asset and subsequently
recognised in the Consolidated statement of income over the life of the depreciable asset as a reduced depreciation expense.
Estimation uncertainty regarding determining oil and gas reserves
Reserves estimates are complex and based on a high degree of professional judgement involving geological and engineering
assessments of in-place hydrocarbon volumes, the production, historical recovery and processing yield factors and installed plant
operating capacity. Recoverable oil and gas quantities are always uncertain. The reliability of these estimates at any point in time depends on both the quality and availability of the technical and economic data and the efficiency of extracting and processing the
hydrocarbons. Reserves quantities are, by definition, discovered, remaining, recoverable and economic.
Estimation uncertainty; Proved oil and gas reserves
Proved oil and gas reserves may impact the carrying amounts of oil and gas producing assets,

as changes in the proved reserves, for
instance as a result of changes in prices, will impact the unit of production rates used for depreciation and amortisation. Proved oil and
gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with
reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic
conditions, operating methods and government regulations. Unless evidence indicates that renewal is reasonably certain, estimates of
proved reserves only reflect the period before the contracts providing the right to operate expire.

For future development projects,
proved reserves estimates are included only where there is a significant commitment to project funding and execution and when
relevant governmental and regulatory approvals have been secured or are reasonably certain to be secured.
Proved reserves are divided into proved developed and proved undeveloped reserves. Proved developed reserves are to be
recovered through existing wells with existing equipment and operating methods, or where the cost of the required equipment is
relatively minor compared to the cost of a new well. Proved undeveloped reserves are to be recovered from new wells on undrilled
acreage, or from existing wells where a relatively major capital expenditure is required for recompletion. Undrilled well locations can
be classified as having proved undeveloped reserves if a development plan is in place indicating that they are scheduled to be drilled
within five years, unless specific circumstances justify a longer time horizon. Specific circumstances are for instance fields which have
large up-front investments in offshore infrastructure, such as many fields on the NCS, where drilling of wells is scheduled to continue
for much longer than five years. For unconventional reservoirs where continued drilling of new wells is a major part of the investments,
such as the US onshore assets, the proved reserves are always limited to proved well locations scheduled to be drilled within five
years.
Proved oil and gas reserves have been estimated by internal qualified professionals on the basis of industry standards and are
governed by the oil and gas rules and disclosure requirements in the U.S. Securities and Exchange

Commission (SEC) regulations

S-
K and S-X, and the Financial Accounting Standards Board (FASB) requirements for supplemental oil and gas disclosures. The estimates have been based on a 12-month average product price and on existing economic conditions and operating methods as
required, and recovery of the estimated quantities have a high degree of certainty (at least a 90% probability). An independent third
party has evaluated Equinor's proved reserves estimates, and the results of this evaluation do not differ materially from Equinor's
estimates.
Estimation uncertainty; Expected oil and gas reserves
Changes in the expected oil and gas reserves, for instance as a result of changes in prices, may materially impact the amounts of
asset retirement obligations, as a consequence of timing of the removal activities. It may also impact value-in-use calculations for oil
and gas assets, possibly also affecting impairment testing and the recognition of deferred tax assets. Expected oil and gas reserves
are the estimated remaining, commercially recoverable quantities, based on Equinor's judgement of future economic conditions, from
projects in operation or decided for development. Recoverable oil and gas quantities are always uncertain. As per Equinor’s internal
guidelines, expected reserves are defined as the ‘forward looking mean reserves’ when based on a stochastic prediction approach. In
some cases, a deterministic prediction method is used, in which case the expected reserves are the deterministic base case or best
estimate. Expected reserves are therefore typically larger than proved reserves as defined by the

SEC, which are high confidence
estimates with at least a 90% probability of recovery when a probabilistic approach is used.

Expected oil and gas reserves have been
estimated by internal qualified professionals on the basis of industry standards and classified in accordance with the Norwegian
resource classification system issued by the Norwegian Petroleum Directorate.

Assets classified as held for sale [text block]
Assets classified as held for sale
Non-current assets are classified separately as held for sale in the Consolidated balance sheet when their carrying amount will be
recovered through a sales transaction rather than through continuing use. This condition is met only when the sale is highly probable,
which is when the asset is available for immediate sale in its present condition, and management is committed to the sale, which
should be expected to qualify for recognition as a completed sale within one year from the date of classification. Liabilities directly
associated with the assets classified as held for sale and expected to be included as part of the sale transaction, are correspondingly
also classified separately. Once classified as held for sale, property, plant and equipment and intangible assets are not subject to depreciation or amortisation. The net assets and liabilities of a disposal group classified as held for sale are measured at the lower of
their carrying amount and fair value less costs to sell.

Leases [text block]
Leases
A lease is defined as a contract that conveys the right to control the use of an identified asset for a period of time in exchange for
consideration. As a lessee, each contract that meets the definition of a lease is recognised in the

Consolidated balance sheet. At the
date at which the underlying asset is made available for Equinor, the present value of future lease payments is recognised as a lease liability. A corresponding right-of-use (RoU) asset is recognised, including also lease payments and direct costs incurred at or before the commencement date. Future lease payments are reflected as interest expense and a reduction of lease liabilities. The RoU assets
are depreciated over the shorter of each contract’s term and the assets’ useful life.
The present value of fixed lease payments (or variable lease payments, if the payment depends on an index or a rate) is calculated
using the interest rate implicit in the lease, or if that rate cannot be readily determined, Equinor’s incremental borrowing rate, for the
non-cancellable period Equinor has the right to use the underlying asset. Extension options are included in the lease term if they are
considered reasonably certain to be exercised.
Short term leases (12 months or less) and leases of low value assets are not reflected in the Consolidated balance sheet but are
expensed or (if appropriate) capitalised as incurred, depending on the activity in which the leased asset is used.
Many of Equinor’s lease contracts, such as rig and vessel leases, involve several additional services and components, including
personnel cost, maintenance, drilling related activities, and other items. For a number of these contracts, the additional services
represent a not inconsiderable portion of the total contract value. Non-lease components within lease contracts are accounted for
separately for all underlying classes of assets and reflected in the relevant expense category or (if appropriate) capitalised as
incurred, depending on the activity involved.
Where all partners in a licence are considered to share the primary responsibility for lease payments under a contract, the related
lease liability and RoU asset will be recognised net by Equinor, on the basis of Equinor’s participation interest in the licence. When
Equinor is considered to have the primary responsibility for the full external lease payments,

the lease liability is recognised gross
(100%). Equinor derecognises a portion of the RoU asset equal to the non-operator’s interests in the lease, and replace it with a
corresponding financial lease receivable, if a financial sublease is considered to exist between

Equinor and the licence. A financial
sublease will typically exist where Equinor enters into a contract in its own name, has the primary responsibility for the external lease
payments, the underlying asset will only be used on one specific licence, and the costs and risks related to the use of the asset are
carried by that specific licence.
Accounting judgement regarding leases
In the oil and gas industry, where activity frequently is carried out through joint arrangements or similar arrangements, the application of IFRS 16 requires evaluations of whether the joint arrangement or its operator is the lessee in each lease agreement and
consequently whether such contracts should be reflected gross (100%) in the operator’s financial statements, or according to each
joint operation partner’s proportionate share of the lease.
In many cases where an operator is the sole signatory to a lease contract of an asset to be used in the activities of a specific joint
operation, the operator does so implicitly or explicitly on behalf of the joint arrangement. In certain jurisdictions, and importantly for
Equinor as this includes the Norwegian continental shelf (NCS), the concessions granted by the authorities establish both a right and
an obligation for the operator to enter into necessary agreements in the name of the joint operations

(licences).
As is the customary norm in upstream activities operated through joint arrangements, the operator will manage the lease, pay the
lessor, and subsequently re-bill the partners for their share of the lease costs. In each such instance, it is necessary to determine whether the operator is the sole lessee in the external lease arrangement, and if so, whether the billings to partners may represent
sub-leases, or whether it is in fact the joint arrangement which is the lessee, with each participant accounting for its proportionate
share of the lease. Depending on facts and circumstances in each case, the conclusions reached may vary between contracts and
legal jurisdictions.

Intangible assets including goodwill [text block]
Intangible assets including goodwill
Intangible assets are stated at cost, less accumulated amortisation and accumulated impairment losses. Intangible assets include
acquisition cost for oil and gas prospects, expenditures on the exploration for and evaluation of oil and natural gas resources, goodwill
and other intangible assets.
Intangible assets relating to expenditures on the exploration for and evaluation of oil and natural gas resources are not amortised.
When the decision to develop a particular area is made, its intangible exploration and evaluation assets are reclassified to Property,
plant and equipment.
Goodwill is initially measured at the excess of the aggregate of the consideration transferred and the amount recognised for any
noncontrolling interest over the fair value of the identifiable assets acquired and liabilities assumed in a business combination at the
acquisition date. Goodwill acquired is allocated to each cash generating unit (CGU), or group of units, expected to benefit from the
combination’s synergies. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses. In acquisitions made on a post-tax basis according to the rules on the NCS, a provision for deferred tax is reflected in the accounts
based on the difference between the acquisition cost and the transferred tax depreciation basis. The offsetting entry to such deferred tax amounts is reflected as goodwill, which is allocated to the CGU or group of CGUs on whose tax depreciation basis the deferred tax
has been computed.
Other intangible assets with a finite useful life, are depreciated over their useful life using the straight-line method.

Financial assets [text block]
Financial assets
Financial assets are initially recognised at fair value when Equinor becomes a party to the contractual provisions of the asset. For
additional information on fair value methods, refer to the Measurement of fair values section below. The subsequent measurement of the financial assets depends on which category they have been classified into at inception.
At initial recognition, Equinor classifies its financial assets into the following three categories: Financial investments at amortised cost,
at fair value through profit or loss, and at fair value through other comprehensive income based on an evaluation of the contractual
terms and the business model applied. Certain long-term investments in other entities, which do not qualify for the equity method or
consolidation, are included as at fair value through profit or loss.
Cash and cash equivalents include cash in hand, current balances with banks and similar institutions,

and short-term highly liquid
investments that are readily convertible to known amounts of cash, are subject to an insignificant risk of changes in fair value and
have a maturity of three months or less from the acquisition date. Short-term highly liquid investments with original maturity exceeding
3 months are classified as current financial investments. Contractually mandatory deposits in escrow bank accounts are included as
restricted cash if the deposits are provided as part of the Group’s operating activities and therefore is deemed as held for the purpose
of meeting short-term cash commitments, and the deposits can be released from the escrow account without undue expenses. Cash
and cash equivalents and current financial investment are accounted for at amortised cost or at fair value through profit or loss.
Trade receivables are carried at the original invoice amount less a provision for doubtful receivables which represent expected losses computed on a probability-weighted basis.
Equinor’s financial asset impairment losses are measured and recognised based on expected losses.
A part of Equinor's financial investments is managed together as an investment portfolio of Equinor's captive insurance company and
is held in order to comply with specific regulations for capital retention. The investment portfolio is managed and evaluated on a fair
value basis in accordance with an investment strategy and is accounted for at fair value through profit or loss.
Financial assets are presented as current if they contractually will expire or otherwise are expected to be recovered within 12 months
after the balance sheet date, or if they are held for the purpose of being traded. Financial assets and financial liabilities are shown
separately in the Consolidated balance sheet, unless Equinor has both a legal right and a demonstrable intention to net settle certain
balances payable to and receivable from the same counterparty, in which case they are shown net in the Consolidated balance sheet.
Financial assets are de-recognised when rights to cash flows and risks and rewards of ownership are transferred through a sales
transaction or the contractual rights to the cash flows expire, are redeemed, or cancelled. Gains and losses arising on the sale,
settlement or cancellation of financial assets are recognised either in interest income and other financial items or in interest and other
finance expenses within Net financial items.

Inventories [text block]
Inventories
Commodity inventories are stated at the lower of cost and net realisable value. Cost is determined by the first-in first-out method and
comprises direct purchase costs, cost of production, transportation and manufacturing expenses.

Inventories of drilling and spare
parts are reflected according to the weighted average method.

Impairment [text block]
Impairment of property, plant and equipment, right-of-use assets and intangible assets including goodwill
Equinor assesses individual assets or groups of assets for impairment whenever events or changes in circumstances indicate that the
carrying value of an asset may not be recoverable. Assets are grouped into cash generating units (CGUs)

which are the smallest
identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other groups of assets.
Normally, separate CGUs are individual oil and gas fields or plants. Each unconventional asset play is considered a single CGU when no cash inflows from parts of the play can be reliably identified as being largely independent of the cash inflows from other parts of the
play. In impairment evaluations, the carrying amounts of CGUs are determined on a basis consistent with that of the recoverable amount. In Equinor's line of business, judgement is involved in determining what constitutes a CGU. Development in production,
infrastructure solutions, markets, product pricing, management actions and other factors may over time lead to changes in CGUs such
as the disaggregation of one original CGU into several.
In assessing whether a write-down of the carrying amount of a potentially impaired asset is required,

the asset's carrying amount is
compared to the recoverable amount. The recoverable amount of an asset is the higher of its fair value less cost of disposal or its
value in use. Fair value less cost of disposal is determined based on comparable recent arm’s length market transactions or based on
Equinor’s estimate of the price that would be received for the asset in an orderly transaction between market participants. Such fair value estimates are mainly based on discounted cash flow models, using assumed market participants’ assumptions,

but may also
reflect market multiples observed from comparable market transactions or independent third-party valuations.

Value in use is
determined using a discounted cash flow model. The estimated future cash flows applied in establishing value in use are based on
reasonable and supportable assumptions and represent management's best estimates of the range of economic conditions that will
exist over the remaining useful life of the assets, as set down in Equinor's most recently approved long-term forecasts. Assumptions
and economic conditions in establishing the long-term forecasts are reviewed by management on a regular basis and updated at least
annually. See note 11

Property, plant and equipment for a presentation of the most recently updated commodity price assumptions.
For assets and CGUs with an expected useful life or timeline for production of expected oil and natural gas reserves extending
beyond five years, including planned onshore production from shale assets with a long development and production horizon, the
forecasts reflect expected production volumes, and the related cash flows include project or asset specific estimates reflecting the
relevant period. Such estimates are established based on Equinor's principles and assumptions and are consistently applied.
In performing a value-in-use-based impairment test, the estimated future cash flows are adjusted for risks specific to the asset and
discounted using a real post-tax discount rate which is based on Equinor's post-tax weighted average cost of capital (WACC). Country
risk specific to a project is included as a monetary adjustment to the projects’ cash flow. Equinor regards country risk primarily as an unsystematic risk. The cash flow is adjusted for risk that influence the expected cash flow of a project and which is not part of the
project itself. The use of post-tax discount rates in determining value in use does not result in a materially different determination of
the need for, or the amount of, impairment that would be required if pre-tax discount rates had been used.
Unproved oil and gas properties are assessed for impairment when facts and circumstances suggest that the carrying amount of the
asset or CGU to which the unproved properties belong may exceed its recoverable amount,

and at least once a year. Exploratory
wells that have found reserves, but where classification of those reserves as proved depends on whether major capital expenditure
can be justified or where the economic viability of that major capital expenditure depends on the successful completion of further
exploration work, will remain capitalised during the evaluation phase for the exploratory finds.

Thereafter it will be considered a trigger
for impairment evaluation of the well if no development decision is planned for in the near future and there are no firm plans for future
drilling in the licence.
An assessment is made at each reporting date as to whether there is any indication that previously recognised impairment losses may
no longer be relevant or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously
recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable
amount since the last impairment loss was recognised. If that is the case, the carrying amount of the asset is increased to its
recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of
depreciation, had no impairment loss been recognised for the asset in prior years.
Impairment losses and reversals of impairment losses are presented in the Consolidated statement of income as Exploration
expenses or Depreciation, amortisation and net impairment losses, on the basis of their nature as either exploration assets (intangible
exploration assets) or development and producing assets (property, plant and equipment and other intangible assets), respectively.
Goodwill is reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value
may be impaired. Impairment is determined by assessing the recoverable amount of the CGU,

or group of units, to which the goodwill
relates. Where the recoverable amount of the CGU, or group of units, is less than the carrying amount, an impairment loss is
recognised. When impairment testing goodwill originally recognised as an offsetting item to the computed deferred tax provision in a
post-tax transaction on the NCS, the remaining amount of the deferred tax provision will factor into the impairment evaluations. Once
recognised, impairments of goodwill are not reversed in future periods.
Estimation uncertainty regarding impairment
Changes in the circumstances or expectations of future performance of an individual asset may be an indicator that the asset is
impaired, requiring its carrying amount to be written down to its recoverable amount. Impairments are reversed if conditions for
impairment are no longer present. Evaluating whether an asset is impaired or if an impairment should be reversed requires a high
degree of judgement and may to a large extent depend upon the selection of key assumptions about the future.
The key assumptions used will bear the risk of change based on the inherent volatile nature of macro-economic factors such as future
commodity prices or discount rate and uncertainty in asset specific factors such as reserve estimates and operational decisions
impacting the production profile or activity levels for our oil and natural gas properties. Changes in foreign currency exchange rates
will also affect value-in-use, especially for NCS-assets, where the functional currency is NOK. When estimating the recoverable amount, the expected cash flow approach is applied to reflect uncertainties in timing and amounts inherent in the assumptions used in
the estimated future cash flows, including climate-related matters affecting those assumptions. For example, climate-related matters
(see also Note 3 Consequences of initiatives to limit climate changes) are expected to have a pervasive effect on the energy industry,
affecting not only supply, demand and commodity prices, but also technology-changes, increased emission-related levies and other matters with mainly mid-term and long-term effects. These effects have been factored into the price assumptions used for estimating
future cash flows using probability-weighted scenario analyses.
Unproved oil and gas properties are assessed for impairment when facts and circumstances suggest that the carrying amount of the
relevant asset or CGU may exceed its recoverable amount, and at least annually. If, following evaluation, an exploratory well has not found proved reserves, the previously capitalised costs are tested for impairment. Subsequent to the initial evaluation phase for a well,
it will be considered a trigger for impairment testing of a well if no development decision is planned for the near future and there is no
firm plan for future drilling in the licence. Impairment of unsuccessful wells is reversed, as applicable, to the extent that conditions for
impairment are no longer present.
Where recoverable amounts are based on estimated future cash flows, reflecting Equinor’s,

market participants’ and other external
sources’ assumptions about the future and discounted to their present value, the estimates involve complexity. Impairment testing requires long-term assumptions to be made concerning a number of economic factors such as future market prices, refinery margins,
foreign currency exchange rates and future output, discount rates, impact of the timing of tax incentive regulations, and political and
country risk among others, in order to establish relevant future cash flows. Long-term assumptions for major economic factors are
made at a group level, and there is a high degree of reasoned judgement involved in establishing these assumptions, in determining
other relevant factors such as forward price curves, in estimating production outputs and in determining the ultimate terminal value of
an asset.

Financial liabilities [text block]
Financial liabilities
Financial liabilities are initially recognised at fair value when Equinor becomes a party to the contractual provisions of the liability. The
subsequent measurement of financial liabilities depends on which category they have been classified into. The categories applicable
for Equinor are either financial liabilities at fair value through profit or loss or financial liabilities measured at amortised cost using the
effective interest method. The latter applies to Equinor's non-current bank loans and bonds.
Financial liabilities are presented as current if the liability is expected to be settled as part of Equinor’s normal operating cycle, the
liability is due to be settled within 12 months after the balance sheet date, Equinor does not have the right to defer settlement of the
liability more than 12 months after the balance sheet date, or if the liabilities are held for the purpose of being traded. Financial
liabilities are de-recognised when the contractual obligations are settled, or if they expire, are discharged or cancelled. Gains and
losses arising on the repurchase, settlement or cancellation of liabilities are recognised either in Interest income and other financial
items or in Interest and other finance expenses within Net financial items.

Share buyback policy [Text Block]
Share buy-backs
Where Equinor has either acquired own shares under a share buy-back programme or has placed an irrevocable order with a third
party for Equinor shares to be acquired in the market, such shares are reflected as a reduction in equity as treasury shares. The
remaining outstanding part of an irrevocable order to acquire shares is accrued for and classified as Trade, other payables and provisions.

Derivative financial instruments [text block]
Derivative financial instruments
Equinor uses derivative financial instruments to manage certain exposures to fluctuations in foreign currency exchange rates, interest
rates and commodity prices. Such derivative financial instruments are initially recognised at fair value on the date on which a
derivative contract is entered into and are subsequently re-measured at fair value through profit and loss. The impact of commodity-
based derivative financial instruments is recognised in the Consolidated statement of income under

Other revenues, as such
derivative instruments are related to sales contracts or revenue-related risk management for all significant purposes. The impact of
other derivative financial instruments is reflected under Net financial items.
Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative. Derivative assets or
liabilities expected to be recovered, or with the legal right to be settled more than 12 months after the balance sheet date, are
classified as non-current. Derivative financial instruments held for the purpose of being traded are however always classified as
current.
Contracts to buy or sell a non-financial item that can be settled net in cash or another financial instrument, or by exchanging financial
instruments, as if the contracts were financial instruments, are accounted for as financial instruments. However, contracts that are
entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with Equinor's
expected purchase, sale or usage requirements, also referred to as own-use, are not accounted for as financial instruments. Such
sales and purchases of physical commodity volumes are reflected in the Consolidated statement of income as Revenue from
contracts with customers and Purchases [net of inventory variation], respectively. This is applicable to a significant number of contracts for the purchase or sale of crude oil and natural gas, which are recognised upon delivery.
For contracts to sell a non-financial item that can be settled net in cash, but which ultimately are physically settled despite not
qualifying as own use prior to settlement, the changes in fair value prior to settlement is included in gain/(loss) on commodity
derivatives. The resulting impact upon physical settlement is shown separately and included in Other revenues. Actual physical
deliveries made by Equinor through such contracts are included in Revenue from contracts with customers at contract price.
Derivatives embedded in host contracts which are not financial assets within the scope of IFRS

9 are recognised as separate
derivatives and are reflected at fair value with subsequent changes through profit and loss, when their risks and economic
characteristics are not closely related to those of the host contracts, and the host contracts are not carried at fair value. Where there is
an active market for a commodity or other non-financial item referenced in a purchase or sale contract,

a pricing formula will, for
instance, be considered to be closely related to the host purchase or sales contract if the price formula is based on the active market
in question. A price formula with indexation to other markets or products will however result in the recognition of a separate derivative.
Where there is no active market for the commodity or other non-financial item in question, Equinor assesses the characteristics of
such a price related embedded derivative to be closely related to the host contract if the price formula is based on relevant indexations
commonly used by other market participants. This applies to certain long-term natural gas sales agreements.

Pension Liabilities [text block]
Pension liabilities
Equinor has pension plans for employees that either provide a defined pension benefit upon retirement or a pension dependent on
defined contributions and related returns. A portion of the contributions are provided for as notional contributions, for which the liability
increases with a promised notional return, set equal to the actual return of assets invested through the ordinary defined contribution
plan. For defined benefit plans, the benefit to be received by employees generally depends on many factors including length of
service, retirement date and future salary levels.
Equinor's proportionate share of multi-employer defined benefit plans is recognised as liabilities in the Consolidated balance sheet to
the extent that sufficient information is available, and a reliable estimate of the obligation can be made.
Equinor's net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of
future benefit that employees have earned in return for their services in the current and prior periods. That benefit is discounted to
determine its present value, and the fair value of any plan assets is deducted. The discount rate is the yield at the balance sheet date,
reflecting the maturity dates approximating the terms of Equinor's obligations. The discount rate for the main part of the pension
obligations has been established on the basis of Norwegian mortgage covered bonds, which are considered high quality corporate
bonds. The cost of pension benefit plans is expensed over the period that the employees render services and become eligible to
receive benefits. The calculation is performed by an external actuary.
The net interest related to defined benefit plans is calculated by applying the discount rate to the opening present value of the benefit
obligation and opening present value of the plan assets, adjusted for material changes during the year. The resulting net interest element is presented in the Consolidated statement of income within Net financial items. The difference between estimated interest
income and actual return is recognised in the Consolidated statement of comprehensive income.
Past service cost is recognised when a plan amendment (the introduction or withdrawal of, or changes to, a defined benefit plan) or
curtailment (a significant reduction by the entity in the number of employees covered by a plan) occurs, or when recognising related
restructuring costs or termination benefits. The obligation and related plan assets are re-measured using current actuarial
assumptions, and the gain or loss is recognised in the Consolidated statement of income.
Actuarial gains and losses are recognised in full in the Consolidated statement of comprehensive income in the period in which they
occur, while actuarial gains and losses related to provision for termination benefits are recognised in the Consolidated statement of income in the period in which they occur. Due to the parent company Equinor ASA's functional currency being USD, the significant
part of Equinor's pension obligations will be payable in a foreign currency (i.e. NOK). As a consequence, actuarial gains and losses
related to the parent company's pension obligations include the impact of exchange rate fluctuations.
Contributions to defined contribution schemes are recognised in the Consolidated statement of income in the period in which the
contribution amounts are earned by the employees.
Notional contribution plans, reported in the parent company Equinor ASA, are recognised as Pension liabilities with the actual value of
the notional contributions and promised return at reporting date. Notional contributions are recognised in the Consolidated statement
of income as periodic pension cost, while changes in fair value of notional assets are reflected in the Consolidated statement of
income under Net financial items.
Periodic pension cost is accumulated in cost pools and allocated to business areas and Equinor operated joint operations (licences)
on an hours’ incurred basis and recognised in the statement of income based on the function of the cost.

Onerous contracts [text block]
Onerous contracts
Equinor recognises as provisions the net obligation under contracts defined as onerous. Contracts are deemed to be onerous if the
unavoidable cost of meeting the obligations under the contract exceeds the economic benefits expected to be received in relation to
the contract. The provision for onerous contracts comprises the costs that relate directly to the contract, both incremental costs and an
allocation of other costs that relate directly to fulfilling the contracts. A contract which forms an integral part of the operations of a CGU
whose assets are dedicated to that contract, and for which the economic benefits cannot be reliably separated from those of the CGU,
is included in impairment considerations for the applicable CGU.

Asset retirement obligations (ARO) [text block]
Asset retirement obligations (ARO)
Provisions for ARO costs are recognised when Equinor has an obligation (legal or constructive)

to dismantle and remove a facility or
an item of property, plant and equipment and to restore the site on which it is located, and when a reliable estimate of that liability can be made. The amount recognised is the present value of the estimated future expenditures determined in accordance with local
conditions and requirements. The cost is estimated based on current regulations and technology, considering relevant risks and uncertainties. The discount rate used in the calculation of the ARO is a risk-free rate based on the applicable currency and time
horizon of the underlying cash flows. To better represent the risks specific to the ARO liability, and as described in a previous paragraph regarding changes in accounting policies, Equinor no longer includes a credit premium reflecting Equinor's own credit risk.
Normally an obligation arises for a new facility, such as an oil and natural gas production or transportation facility, upon construction or installation. An obligation may also arise during the period of operation of a facility through a change in legislation or through a
decision to terminate operations or be based on commitments associated with Equinor's ongoing use of pipeline transport systems
where removal obligations rest with the volume shippers. The provisions are classified under Provisions in the Consolidated balance
sheet.
When a provision for ARO cost is recognised, a corresponding amount is recognised to increase the related property, plant and
equipment and is subsequently depreciated as part of the costs of the facility or item of property, plant and equipment. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the corresponding property, plant
and equipment. When a decrease in the ARO provision related to a producing asset exceeds the carrying amount of the asset, the
excess is recognised as a reduction of Depreciation, amortisation and net impairment losses in the

Consolidated statement of income.
When an asset has reached the end of its useful life, all subsequent changes to the ARO provision are recognised as they occur in
Operating expenses in the Consolidated statement of income. Removal provisions associated with Equinor's role as shipper of
volumes through third party transport systems are expensed as incurred.
Estimation uncertainty regarding asset retirement obligations
Establishing the appropriate estimates for such obligations are based on historical knowledge combined with knowledge of ongoing
technological developments and involve the application of judgement and involve an inherent risk of significant adjustments. The costs
of decommissioning and removal activities require revisions due to changes in current regulations and technology while considering
relevant risks and uncertainties. Most of the removal activities are many years into the future, and the removal technology and costs
are constantly changing. The speed of the transition to new renewable energy may also influence the timing of the production period,
hence the timing of the removal activities. The estimates include assumptions of norms, rates and time required which can vary
considerably depending on the assumed removal complexity. Moreover, changes in the discount rate and foreign currency exchange rates may impact the estimates significantly. As a result, the initial recognition of the liability and the capitalised cost associated with decommissioning and removal obligations, and the subsequent adjustment of these balance sheet items, involve the application of
significant judgement.

Measurement of fair values [text block]
Measurement of fair values
Quoted prices in active markets represent the best evidence of fair value and are used by Equinor in determining the fair values of
assets and liabilities to the extent possible. Financial instruments quoted in active markets will typically include financial instruments
with quoted market prices obtained from the relevant exchanges or clearing houses. The fair values of quoted financial assets,
financial liabilities and derivative instruments are determined by reference to mid-market prices, at the close of business on the
balance sheet date.
Where there is no active market, fair value is determined using valuation techniques. These include using recent arm's-length market
transactions, reference to other instruments that are substantially the same, discounted cash flow analysis,

and pricing models and
related internal assumptions. In the valuation techniques, Equinor also takes into consideration the counterparty and its own credit
risk. This is either reflected in the discount rate used or through direct adjustments to the calculated cash flows. Consequently, where
Equinor reflects elements of long-term physical delivery commodity contracts at fair value, such fair value estimates to the extent
possible are based on quoted forward prices in the market and underlying indexes in the contracts, as well as assumptions of forward
prices and margins where observable market prices are not available. Similarly, the fair values of interest and currency swaps are estimated based on relevant quotes from active markets, quotes of comparable instruments, and other appropriate valuation
techniques.
Estimation uncertainty regarding the Covid-19 pandemic
During 2020, the Covid-19 pandemic slowed economic growth and had dramatic consequences for energy demand, particularly
mobility fuels, resulting in a collapse in commodity prices in the first half of 2020. Commodity prices rebounded through the second
half of 2020 and have since the first quarter of 2021 surpassed pre-pandemic levels. When setting

Equinor’s estimates for global
supply, demand and commodity prices, management factored in the effects of global roll-out of vaccines during 2021 and 2022. Virus mutation is still causing new waves of lockdown and other restrictions, but the Omicron variant seems less dangerous, letting
governments ease restrictions as former variants are being outcompeted. Even though we expect to see the end of the pandemic in
the near future, there is always inherent uncertainties and a risk of new virus flare-ups for as long as the virus is allowed to mutate.
The outlook is still somewhat uncertain and dominated by downside risks such as virus infection flare-ups, and we expect that
continued global vaccination and the scope of monetary and fiscal governmental stimuli will still affect the economy in the short term.
As such, the full resulting operational and economic impact for Equinor from the pandemic cannot be fully ascertained at this time.
Apart from the financial impact, Equinor has only experienced immaterial effects on production from assets in operation,

due to
actions taken to maintain and secure safe production during the pandemic. Minor virus outbreaks at some of our facilities have
occurred, but effective measures such as isolation and quarantines combined with social distancing and increased sanitation
requirements have prevented production shutdown, and operations have not been significantly impacted.
For projects under development, the Covid-19 pandemic has impacted progress due to personnel limitations on offshore and onshore
facilities / yards due to infection control measures and associated travel restrictions for migrant workforce.

The situation is to a certain
degree still unpredictable and may have additional consequences for the progress and costs of our projects.